Derivative financial instruments	6 Months Ended
Jun. 30, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative financial instruments	Derivative financial instruments
We have entered into interest rate derivatives to hedge the current and future interest rate payments on our variable rate debt. These derivative financial instruments can include interest rate swaps, caps, floors, treasury locks, options and forward contracts.
As of June 30, 2023, we had interest rate caps and swaps outstanding, with underlying variable benchmark interest rates ranging from Term SOFR to one to three-month U.S. dollar LIBOR, as applicable.
Since October 2022, we have transitioned our longer-dated derivative instruments from LIBOR to Term SOFR, and expect to conclude the transition by September 30, 2023. We applied an optional expedient under Topic 848 that allowed us to account for the contract modifications as a continuation of the existing contracts, and to continue cash flow hedging relationships without dedesignation.
Some of our agreements with derivative counterparties require a two-way cash collateralization of derivative fair values. As of June 30, 2023, and December 31, 2022, we had cash collateral of $3.7 million and $4.6 million, respectively, from various counterparties and the obligation to return such collateral was recorded in accounts payable, accrued expenses and other liabilities. We had not advanced any cash collateral to counterparties as of June 30, 2023 or December 31, 2022.
The counterparties to our interest rate derivatives are primarily major international financial institutions. We continually monitor our positions and the credit ratings of the counterparties involved and limit the amount of credit exposure to any one party. We could be exposed to potential losses due to the credit risk of non-performance by these counterparties. We have not experienced any material losses to date.
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Condensed Consolidated Balance Sheets.
The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2023 and December 31, 2022:

	June 30, 2023		December 31, 2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting cash flow hedges:
Interest rate contracts	$1,575,000	$65,883	$1,727,500	$76,639
Derivative assets designated as accounting cash flow hedges:
Interest rate contracts	$4,475,000	$154,714	$3,641,000	$135,354
Total derivative assets		$220,597		$211,993

(a)The notional amount is excluded for interest rate contracts which are not yet effective.

	June 30, 2023		December 31, 2022
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate contracts	$150,000	$417	$—	$—
Total derivative liabilities		$417		$—

(a)The notional amount is excluded for interest rate contracts which are not yet effective.
We recorded the following in other comprehensive gain or loss related to derivative financial instruments for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Gain
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate contracts	$58,408	$31,527	$20,854	$91,672
Derivative premium and amortization	4,321	1,174	5,982	2,341
Income tax effect	(8,544)	(4,088)	(4,217)	(11,752)
Net gain on derivatives, net of tax	$54,185	$28,613	$22,619	$82,261
We expect to reclassify approximately $87 million from accumulated other comprehensive income (“AOCI”) as a reduction in interest expense in our Condensed Consolidated Income Statements over the next 12 months.
The following table presents the effect of derivatives recorded in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate contracts	$2,874	$3,239	$(10,757)	$39,309
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	29,348	(10,781)	47,005	(30,072)
Gain (loss) recognized in interest expense	$32,222	$(7,542)	$36,248	$9,237